Operating Leases - Schedule of Supplemental Disclosure Related to Operating Leases (Details) $ in Millions	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)
Schedule of Supplemental Disclosure Related to Operating Leases [Abstract]
Operating cash flows for operating leases	$ 61,830	¥ 9,686,243
Weighted average remaining lease term of operating leases	2 years 2 months 19 days	2 years 2 months 19 days
Weighted average discount rate of operating leases	7.38%	7.38%